Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories

20. Inventories

Inventories, shown net of an allowance for obsolete and slow-moving goods, can be analyzed as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Raw materials	122,083	106,258
Semifinished products	38,347	30,196
Finished products	113,033	92,994
Provision from slow moving and obsolescence	(18,142)	(16,194)
Total inventories	255,321	213,254

Raw material includes advance paid to suppliers for inventories in the amount of EUR 23,008 thousand and EUR 18,119 thousand at December 31, 2023 and December 31, 2022, respectively.

Changes in the provision for slow moving and obsolete inventories are as follows:

	2023	2022
	(EUR thousand)
At January 1	16,194	13,251
Provision	3,353	2,956
Utilizations and other changes	(1,405)	(13)
At December 31	18,142	16,194